Annual Fund Operating Expenses - Equity Growth Strategy Fund - Equity Growth Strategy Fund	May 01, 2021 [1]
Operating Expenses:
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.89%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.37%)
Net Expenses (as a percentage of Assets)	1.04%

[1]	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Until April 30, 2022, RIM has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.